UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel
Title:	Chief Operating Officer
Phone:	(415)-448-1200

Signature, Place and Date of Signing:

		/s/ Eric M. Sippel
	By:	Eric M. Sippel			San Rafael, CA			Feb. 9, 2000

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_____0_____

Form 13F Information Table Entry Total:		_____23______

Form 13F Information Table Value Total:		___615,027________


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

<Page


NAME OF ISSUER			TITLE OF	CUSIP		VALUE			  SHARES			INV.		OTHER	AUTH
					CLASS				X1000							DISC		MGR
Activision, Inc.		  COMMON STOCK	4930202	$22,365		1,460,600  SH		SOLE		NONE	SOLE
AMR Corp			  COMMON STOCK	01765106	 37,480		  559,400  SH		SOLE		NONE	SOLE
Ames Department
   Stores, Inc.		  COMMON STOCK	30789507	 20,386		  706,600  SH		SOLE		NONE	SOLE
Apple Computer, Inc.	  COMMON STOCK	037833100	 62,448		  607,400  SH		SOLE		NONE	SOLE
Coinstar, Inc.		  COMMON STOCK	19259p300	  9,146		  653,300  SH		SOLE		NONE	SOLE
Concurrent Computer
   Corp.			  COMMON STOCK	206710204	  7,417		  396,900  SH		SOLE		NONE	SOLE
Help at Home,
   Inc. Warrants		  COMMON STOCK	422913103	     84		  224,599  CALL		SOLE		NONE	SOLE
Hollywood Entertainment
   Corp.			  COMMON STOCK	436141105	 17,423		1,201,600  SH		SOLE		NONE	SOLE
Health Management
   Associates, Inc.	  COMMON STOCK	421933102	  9,387		  701,800  SH		SOLE		NONE	SOLE
IGEN International, Inc.  COMMON STOCK	449536101	 12,037		  404,600  SH		SOLE		NONE	SOLE
In Focus Systems, Inc.	  COMMON STOCK	452919103	 24,351		1,050,200  SH		SOLE		NONE	SOLE
In Home Health, Inc.	  COMMON STOCK	453222408	    490		  230,600  SH		SOLE		NONE	SOLE
Il Fornaio
   (America) Corp.	  COMMON STOCK	451926109	  9,440		1,360,673  SH		SOLE		NONE	SOLE
InterVoice-Brite, Inc.	  COMMON STOCK	461142101	 23,901		1,028,000  SH		SOLE		NONE	SOLE
Martek Biosciences Corp.  COMMON STOCK	572901106	  8,345		  695,400  SH		SOLE		NONE	SOLE
PairGain Technologies,
   Inc.			  COMMON STOCK	695934109	 21,559		1,519,600  SH		SOLE		NONE	SOLE
QUALCOMM, Inc.		  COMMON STOCK	747525103	141,464		  803,200  SH		SOLE		NONE	SOLE
S3 International		  COMMON STOCK	784849101	 11,624		1,005,300  SH		SOLE		NONE	SOLE
Sawtek, Inc.		  COMMON STOCK	805468105	 23,051		  346,300  SH		SOLE		NONE	SOLE
Seagate Technology, Inc.  COMMON STOCK	811804103	 62,794		1,348,600  SH		SOLE		NONE	SOLE
TheStreet.com, Inc.	  COMMON STOCK	88368Q103	 15,198		  792,100  SH		SOLE		NONE	SOLE
Unisys Corporation	  COMMON STOCK	909214108	 40,113		1,256,000  SH		SOLE		NONE	SOLE
USG Corporation		  COMMON STOCK	903193405	 34,524		  732,600  SH		SOLE		NONE	SOLE



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